SUMMARY OF STOCK OPTION ACTIVITIES (Details) - ¥ / shares	12 Months Ended				24 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2019
Share-Based Payment Arrangement [Abstract]
Options outstanding, beginning balance	36,756,000	41,158,000	26,400,000
Weighted average exercise price, outstanding, beginning balance	¥ 2,959	¥ 3,231	¥ 1,205
Weighted average remaining contractual term (Yrs), Outstanding Beginning	4 years 9 months 7 days	5 years 9 months 7 days	7 years 29 days	6 years 4 months 2 days
Options, granted			17,258,000		56,000
Weighted average exercise price, granted			¥ 6,195
Weighted average remaining contractual term (Yrs), granted			10 years
Options, forfeited / cancelled		(4,402,000)	(2,500,000)
Weighted average exercise price, forfeited/cancelled		¥ 5,500	¥ 2,300
Options, exercised
Weighted average exercise price, exercised
Options outstanding, ending balance	36,756,000	36,756,000	41,158,000	26,400,000
Weighted average exercise price, outstanding, ending balance	¥ 2,959	¥ 2,959	¥ 3,231	¥ 1,205
Options Vested and exercisable, ending balance	30,756,000
Weighted average exercise price, vested and exercisable, ending balance	¥ 2,073
Weighted average remaining contractual term (Yrs), Vested and exercisable Outstanding ending	4 years 2 months 12 days